Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Detailed Information About In Property Plant Equipment Right Of Use Assets
As of December 31, 2025 and 2024, property, machinery and equipment, net and assets for the right-of-use,
net were summarized as follows:

	2025	2024
Property, machinery and equipment, net	$11,054	10,152
Assets for the right-of-use, net	1,114	1,088
	$12,168	11,240

Summary of Average Useful Lives by Category of Fixed Assets
As of December 31, 2025, the average useful lives by category of fixed assets, which are reviewed at each reporting date, were as follows:

Years
Administrative buildings	33
Industrial buildings	25
Machinery and equipment in plant	18
Ready-mix trucks and motor vehicles	9
Office equipment and other assets	7

Disclosure of Net Change in Property, Machinery and Equipment
As of December 31, 2025 and 2024, consolidated property, machinery and equipment, net, and the changes in this line item were as follows:

				2025
		Land and mineral reserves	Building	Machinery and equipment	Construction in progress	Total
Cost at beginning of period	$	5,120	2,426	11,962	1,398	20,906
Accumulated depreciation and depletion		(1,629)	(1,535)	(7,590)	—	(10,754)
Net book value at beginning of period		3,491	891	4,372	1,398	10,152
Capital expenditures		97	140	508	262	1,007
Stripping costs		44	—	—	—	44
Total capital expenditures		141	140	508	262	1,051
Disposal of property, plant and equipment		(44)	(14)	(46)	—	(104)
Reclassifications 1		—	107	393	(500)	—
Divestitures 2		(14)	(49)	(117)	(13)	(193)
Business combinations (note 5.1)		67	—	36	1	104
Depreciation and depletion for the period		(40)	(35)	(744)	—	(819)
Impairment losses (note 8)		(18)	(27)	(47)	—	(92)
Asset retirement obligations (note 19.3)		—	111	171	—	282
Foreign currency translation effects		29	208	393	43	673
Cost at end of period		5,485	2,994	13,095	1,191	22,765
Accumulated depreciation and depletion		(1,873)	(1,662)	(8,176)	—	(11,711)
Net book value at end of period	$	3,612	1,332	4,919	1,191	11,054

	2024
	Land and mineral reserves	Building	Machinery and equipment	Construction in progress	Total
Cost at beginning of period	$5,295	2,636	12,702	1,931	22,564
Accumulated depreciation and depletion	(1,495)	(1,657)	(8,140)	—	(11,292)
Net book value at beginning of period	3,800	979	4,562	1,931	11,272
Capital expenditures	65	99	695	182	1,041
Stripping costs	49	—	—	—	49
Total capital expenditures	114	99	695	182	1,090
Disposal of property, plant and equipment	(42)	(4)	(44)	—	(90)
Divestitures and reclassifications 2	(67)	(62)	(205)	(359)	(693)
Business combinations (note 5.1)	—	—	2	—	2
Depreciation and depletion for the period	(34)	(33)	(724)	—	(791)
Impairment losses (note 8)	(36)	(26)	(60)	—	(122)
Asset retirement obligations (note 19.3)	—	15	48	—	63
Foreign currency translation effects	(244)	(77)	98	(356)	(579)
Cost at end of period	5,120	2,426	11,962	1,398	20,906
Accumulated depreciation and depletion	(1,629)	(1,535)	(7,590)	—	(10,754)
Net book value at end of period	$3,491	891	4,372	1,398	10,152

1
As of December 31, 2025, Cemex began commercial operations at its cement plant in the municipality of Maceo, Colombia (the “Maceo Plant”) (note 26.3). In 2025, Cemex reclassified $390 from construction in progress. The carrying amount of the Maceo Plant as of December 31, 2025, is $448.

2
In 2025, this includes the divestiture of operations in Panama for $193. In 2024, it includes the reclassification of Dominican Republic operations to assets held for sale for $115, as well as the divestiture of operations in the Philippines and Guatemala for $542 and $36, respectively (note 5.2).

Summary of Recognized Impairment Losses
During the years ended December 31, 2025, 2024 and 2023, impairment losses of fixed assets by operating segment are as follows:

	2025	2024	2023
Mexico	$21	6	4
United States	6	24	3
Europe	46	74	14
SCA&C	19	18	15
	$92	122	36

Asset for the Right of Use,Net
As of December 31, 2025 and 2024, consolidated assets for the right-of-use,
net and the changes in this caption during 2025 and 2024, were as follows:

	2025
	Land	Buildings	Machinery and equipment	Others	Total
Assets for the right-of-use at beginning of period	$456	365	1,571	69	2,461
Accumulated depreciation	(211)	(190)	(927)	(45)	(1,373)
Net book value at beginning of period	245	175	644	24	1,088
Additions of new leases	39	27	117	9	192
Business combinations and divestitures, net (note 5)	—	(3)	9	—	6
Depreciation	(36)	(20)	(185)	(11)	(252)
Foreign currency translation effects	58	(56)	81	(3)	80
Assets for the right-of-use at end of period	491	366	1,653	82	2,592
Accumulated depreciation	(185)	(243)	(987)	(63)	(1,478)
Net book value at end of period	$306	123	666	19	1,114

	2024
	Land	Buildings	Machinery and equipment	Others	Total
Assets for the right-of-use at beginning of period	$476	356	1,722	58	2,612
Accumulated depreciation	(155)	(234)	(985)	(44)	(1,418)
Net book value at beginning of period	321	122	737	14	1,194
Additions of new leases	24	76	171	19	290
Cancellations and remeasurements, net	(22)	(2)	(16)	(2)	(42)
Divestitures and reclassifications (note 5.2)	(34)	(3)	(4)	—	(41)
Business combinations (note 5.1)	6	—	—	—	6
Depreciation	(34)	(36)	(176)	(12)	(258)
Foreign currency translation effects	(16)	18	(68)	5	(61)
Assets for the right-of-use at end of period	456	365	1,571	69	2,461
Accumulated depreciation	(211)	(190)	(927)	(45)	(1,373)
Net book value at end of period	$245	175	644	24	1,088